Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Parenthetical) (Detail) - Projected Benefit Obligation Assumptions [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%	5.00%
Health care cost trend rate to decrease Period	2025	2019
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	6 years 2 months 12 days	6 years 3 months 18 days
Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	15 years 6 months	15 years
Non Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	12 years 1 month 6 days	11 years 10 months 24 days